Related Party Transactions - Revenues (Expenses) from Related Party Transactions (Parenthetical) (Detail) (USD $)	12 Months Ended		0 Months Ended	2 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	May 02, 2013	May 02, 2013
ALP Maritime Services B.V. [Member]
Related Party Transaction [Line Items]
Business development fee	$ 1,600,000
Petrojarl I FPSO [Member]
Related Party Transaction [Line Items]
Business development fee	2,100,000
2010-Built Hiload Dynamic Positioning [Member]
Related Party Transaction [Line Items]
Business development fee		1,000,000
Conventional Tanker [Member] | Discontinued Operations [Member]
Related Party Transaction [Line Items]
Number of vessels	6
Dropdown Predecessor [Member]
Related Party Transaction [Line Items]
Portion of purchase price paid in cash			270,000,000
Dropdown Predecessor [Member] | Partial Prepayments [Member]
Related Party Transaction [Line Items]
Portion of purchase price paid in cash		$ 150,000,000
Reference rate for the variable rate of the debt instrument	LIBOR
Margin portion of LIBOR interest rate				4.25%